Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non Current Provisions and Other Non-current Liabilities
The line item Non current provisions and other non-current liabilities comprises the following:

(€ million)	2019	2018	2017
Provisions	7,353	6,883	7,198
Other non-current liabilities	1,968	1,730	1,956
Total	9,321	8,613	9,154

Summary of Movements in Non-current Provisions
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post-employment benefits (D.19.1.)		Provisions for other long-term benefits	Restructuring provisions (D.19.2.)	Other provisions (D.19.3.)		Total
Balance at January 1, 2017	4,377		720	744	1,853		7,694
Changes in scope of consolidation	86		3	—	13		102
Increases in provisions	269	(a)	163	105	428	(b)	965
Provisions utilized	(732)	(a)	(97)	(7)	(123)		(959)
Reversals of unutilized provisions	(18)	(a)	(5)	(42)	(106)		(171)
Transfers	16		1	(282)	(75)		(340)
Net interest related to employee benefits, and unwinding of discount	87		4	3	27		121
Unrealized gains and losses	—		—	—	1		1
Currency translation differences	(156)		(39)	(7)	(43)		(245)
Actuarial gains and losses on defined-benefit plans(c)	30		—	—	—		30
Balance at December 31, 2017	3,959		750	514	1,975		7,198
Changes in scope of consolidation	(6)		(2)	—	37		29
Increases in provisions	251	(a)	93	387	306	(b)	1,037
Provisions utilized	(529)	(a)	(101)	(3)	(160)		(793)
Reversals of unutilized provisions	(36)	(a)	(5)	(15)	(190)		(246)
Transfers	(22)		10	(251)	(26)		(289)
Net interest related to employee benefits, and unwinding of discount	70		4	—	24		98
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	36		12	—	2		50
Actuarial gains and losses on defined-benefit plans(c)	(201)		—	—	—		(201)
Balance at December 31, 2018	3,522		761	632	1,968		6,883
Changes in scope of consolidation	(1)		—	—	—		(1)
Increases in provisions	213	(a)	189	393	554	(b)	1,349
Provisions utilized	(285)	(a)	(102)	(3)	(132)		(522)
Reversals of unutilized provisions	(209)	(a)	(3)	(15)	(511)	(d)	(738)
Transfers	92		(3)	(411)	168		(154)
Net interest related to employee benefits, and unwinding of discount	83		5	3	18		109
Unrealized gains and losses	—		—	—	—		—
Currency translation differences	35		8	1	6		50
Actuarial gains and losses on defined-benefit plans(c)	377		—	—	—		377
Balance at December 31, 2019	3,827		855	600	2,071		7,353

(a)
In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds, and plan settlements; and the “Reversals of unutilized provisions” line corresponds to plan curtailments.

(b)	Amounts charged during the period mainly comprise changes to estimates of future expenditures on environmental risks.

(c)	Amounts recognized in Other comprehensive income (see Note D.15.7).
(d)
Reversals in 2019 relate mainly to provisions for product liability risks, litigation and other items.

Summary of Financial and Demographic Assumptions
Those calculations were based on the following financial and demographic assumptions:

	2019						2018					2017
	France	Germany		USA	UK		France	Germany		USA	UK	France	Germany		USA	UK
Discount rate(a)/(b)	0.25% or 0.75%	0.25% or 0.75%		3.00%	2.00%		1.25% or 1.75%	1.25% or 1.75%		4.00%	3.00%	0.75% or 1.25%	0.75% or 1.25%		3.50%	2.50%
General inflation rate(c)	1.30%	1.30%		2.00%	2.85%		1.50%	1.50%		2.00%	3.10%	1.50%	1.50%		2.00%	3.10%
Pension benefit indexation	1.25% to 2.25%	1.30%		—	2.80%		1.25% to 2.25%	1.50%		—	3.00%	1.25% to 2.25%	1.50%		—	3.10%
Healthcare cost inflation rate	2.00%	—	(d)	5.52%	4.35%	(e)	2.00%	—	(d)	5.66%	1.50%	2.00%	—	(d)	5.81%	1.50%
Retirement age	62 to 67	62		55 to 70	60 to 65		62 to 67	62		55 to 70	60 to 65	62 to 67	62		55 to 70	60
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G		RP2014 G. Scale MP2018	SAPS S2		TGH/ TGF 05	Heubeck RT 2018 G		RP2014 G. Scale MP2018	SAPS S2	TGH/ TGF 05	Heubeck RT 2005 G		RP2014 G. Scale MP2016	SAPS S2

(a)
The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same in 2019, 2018 and 2017.

(b)	The rate depends on the duration of the plan (7 to 10 years and more than 10 years, respectively).

(c)	Inflation for the euro zone is determined using a multi-criterion method.

(d)	No post-employment healthcare benefits are provided in Germany.
(e) Healthcare cost inflation rate in the United Kingdom of 1.50% above the general inflation rate.

Summary of Weighted Average Duration of Obligation for Pensions and Other Long-term Benefits in Principal Countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2019				2018				2017
(years)	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Weighted average duration	13	15	14	17	13	15	13	17	13	15	14	17

Summary of Sensitivity for Pensions and Other Post-employment Benefits to Changes in Key Actuarial Assumptions
The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	USA	UK
Discount rate	-0.50%	+141	+253	+210	+312
General inflation rate	+0.50%	+63	+357	+1	+193
Pension benefit indexation	+0.50%	+70	+347	—	+156
Healthcare cost inflation rate	+0.50%	—	—	+45	—
Mortality table	+1 year	+48	+86	+82	+135

Reconciliation of Net Obligation in Respect of Sanofi's Pension and Other Post-Employment Benefit Plans
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2019		2018	2017
Measurement of the obligation:
Beginning of period	12,055		13,012	13,088
Current service cost	199		231	233
Interest cost	293		260	293
Actuarial losses/(gains) due to changes in demographic assumptions	(61)		204	(74)
Actuarial losses/(gains) due to changes in financial assumptions	1,481		(841)	543
Actuarial losses/(gains) due to experience adjustments	(119)		(14)	61
Plan amendments, curtailments or settlements not specified in the terms of the plan	(259)	(a)	(96)	(55)
Plan settlements specified in the terms of the plan	(78)		(83)	(108)
Benefits paid	(504)		(647)	(574)
Changes in scope of consolidation and transfers	13		(46)	145
Currency translation differences	302		75	(540)
Obligation at end of period	13,322		12,055	13,012
Fair value of plan assets:
Beginning of period	8,610		9,106	8,741
Interest income on plan assets	211		190	206
Difference between actual return and interest income on plan assets	926		(450)	501
Administration costs	(7)		(8)	(9)
Plan settlements specified in the terms of the plan	(78)		(83)	(109)
Plan settlements not specified in the terms of the plan	(64)		(78)	(70)
Contributions from plan members	6		6	6
Employer’s contributions	250		392	582
Benefits paid	(470)		(510)	(424)
Changes in scope of consolidation and transfers	—		6	66
Currency translation differences	267		39	(384)
Fair value of plan assets at end of period	9,651		8,610	9,106
Net amount shown in the balance sheet:
Net obligation	3,671		3,445	3,906
Effect of asset ceiling	1		—	—
Net amount shown in the balance sheet at end of period	3,672		3,445	3,906
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)	(155)		(77)	(53)
Obligations provided for	3,827		3,522	3,959
Net amount recognized at end of period	3,672		3,445	3,906
Benefit cost for the period:
Current service cost	199		231	233
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(195)	(a)	(18)	15
Net interest (income)/cost	83		70	87
Contributions from plan members	(6)		(6)	(6)
Administration costs and taxes paid during the period	7		8	9
Expense recognized directly in profit or loss	88		285	338
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	377		(201)	30
Expense/(gain) for the period	465		84	368

(a)	This line mainly comprises the favorable impact of the amendment to the remaining top-up pension plan, following the application of the
Pacte law in France.

Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2019	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,077	3,470	2,948	3,388	1,439	13,322
Fair value of plan assets	956	2,516	1,774	3,258	1,147	9,651
Effect of asset ceiling	—	—	—	—	1	1
Net amount shown in the balance sheet at end of period	1,121	954	1,174	130	293	3,672

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2018	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,091	3,262	2,597	2,858	1,247	12,055
Fair value of plan assets	931	2,217	1,622	2,862	978	8,610
Net amount shown in the balance sheet at end of period	1,160	1,045	975	(4)	269	3,445

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2017	France	Germany	USA	UK	Other	Total
Measurement of obligation	2,363	3,611	2,699	3,032	1,307	13,012
Fair value of plan assets	991	2,390	1,775	2,926	1,024	9,106
Net amount shown in the balance sheet at end of period	1,372	1,221	924	106	283	3,906

Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2019	2018	2017
Securities quoted in an active market	87.4%	99.2%	98.0%
Cash and cash equivalents	1.8%	1.4%	2.2%
Equity instruments	22.6%	22.3%	25.2%
Bonds and similar instruments	55.8%	66.5%	64.1%
Real estate	3.8%	4.2%	3.3%
Derivatives	—%	—%	0.1%
Commodities	0.9%	0.7%	0.8%
Other	2.5%	4.1%	2.3%
Other securities	12.6%	0.8%	2.0%
Hedge funds	—%	—%	0.1%
Insurance policies	12.6%	0.8%	1.9%
Total	100.0%	100.0%	100.0%

Service Cost for Pension and Other post-employment Benefit Plans, by Geographical Region
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2019	France	Germany	USA	UK	Other	Total
Current service cost	62	42	42	—	53	199
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(193)	13	(12)	(2)	(1)	(195)
Net interest cost/(income) including administration costs and taxes paid during the period	20	17	40	2	11	90
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	(111)	72	70	—	57	88
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	89	(4)	148	133	11	377
Expense/(gain) for the period	(22)	68	218	133	68	465

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2018	France	Germany	USA	UK	Other	Total
Current service cost	78	51	46	—	56	231
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(5)	(20)	3	5	(1)	(18)
Net interest cost/(income) including administration costs and taxes paid during the period	17	12	35	4	10	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	90	43	84	9	59	285
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	(155)	(13)	(38)	7	(2)	(201)
Expense/(gain) for the period	(65)	30	46	16	57	84

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2017	France	Germany	USA	UK	Other	Total
Current service cost	74	50	53	—	56	233
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(23)	7	44	—	(13)	15
Net interest cost/(income) including administration costs and taxes paid during the period	22	16	40	8	10	96
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	73	73	137	8	47	338
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	35	(33)	77	(48)	(1)	30
Expense/(gain) for the period	108	40	214	(40)	46	368

Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses)
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2019				2018				2017
	France	Germany	USA	UK	France	Germany	USA	UK	France	Germany	USA	UK
Actuarial gains/(losses) arising during the period(a)	(89)	5	(148)	(133)	155	13	38	(7)	(35)	33	(77)	48
Comprising:
Gains/(losses) on experience adjustments(b)	149	331	210	242	21	(154)	(131)	(118)	35	159	76	114
Gains/(losses) on demographic assumptions	—	—	—	63	(7)	(67)	7	(144)	—	—	20	53
Gains/(losses) on financial assumptions	(238)	(326)	(358)	(438)	141	234	162	255	(70)	(126)	(173)	(119)

(a)	Gains and losses arising from changes in assumptions are due primarily to changes in the discount rate.

(b)	Experience adjustments are mainly due to the effect of trends in the financial markets on plan assets.

Summary of Net Pre-tax Actuarial Loss
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2019	2018	2017
Net pre-tax actuarial loss	(3,207)	(2,834)	(3,035)

Summary of Present Value of Pension and Other Post Employement Benefits
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2019	2018	2017
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	12,057	10,995	11,915
Present value of unfunded obligations	1,265	1,060	1,097
Total	13,322	12,055	13,012

Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement Line Items
The total expense for pensions and other post-employment benefits (€88 million in 2019) is allocated between income statement line items as follows:

(€ million)	2019	2018	2017
Cost of sales	46	67	63
Research and development expenses	25	77	48
Selling and general expenses	(22)	84	95
Other operating (income)/expenses, net	(3)	(21)	—
Restructuring costs	(41)	8	45
Financial expenses	83	70	87
Total	88	285	338

Estimated Amounts of Employer's Contributions to Plan Assets	The estimated amounts of employer’s contributions to plan assets in 2020 are as follows:

(€ million)	France	Germany	USA	UK	Other	Total
Employer’s contributions in 2020 (estimate):
2020	—	—	—	4	42	46

Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for the next ten years:

(€ million)	France	Germany	USA	UK	Other	Total
Estimated future benefit payments:
2020	120	190	173	126	67	676
2021	118	196	152	130	59	655
2022	65	202	152	134	63	616
2023	77	207	154	138	67	643
2024	89	213	147	142	70	661
2025 to 2029	544	1,083	737	779	392	3,535

Timing of Future Payments in Respect of Unfunded Pension and Other Post-employment Benefit Plans
The table below shows estimates as of December 31, 2019 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

	Total	Payments due by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	1,265	68	117	121	959

Movements in Restructuring Provisions Classified in Non-current and Current Liabilities
The table below shows movements in restructuring provisions classified in non-current and current liabilities:

(€ million)	2019	2018	2017
Balance, beginning of period	1,572	1,086	1,420
Of which:
▪ Classified in non-current liabilities	632	514	744
▪ Classified in current liabilities	940	572	676
Change in provisions recognized in profit or loss for the period	760	1,035	297
Provisions utilized	(897)	(605)	(616)
Transfers	(51)	54	7
Unwinding of discount	3	—	3
Currency translation differences	3	2	(25)
Balance, end of period	1,390	1,572	1,086
Of which:
▪ Classified in non-current liabilities	600	632	514
▪ Classified in current liabilities	790	940	572

Timing of Future Termination Benefit Payments
The timing of future termination benefit payments is as follows:

December 31, 2019	Total	Benefit payments by period
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
▪ France	694	314	268	110	2
▪ Other countries	431	343	79	6	3
Total	1,125	657	347	116	5

December 31, 2018		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
▪ France	623	302	242	71	8
▪ Other countries	272	187	62	6	17
Total	895	489	304	77	25

December 31, 2017		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
▪ France	588	257	281	49	1
▪ Other countries	274	197	70	5	2
Total	862	454	351	54	3

Summary of Other Provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2019	2018	2017
Environmental risks	737	680	686
Product liability risks, litigation and other	1,334	1,288	1,289
Total	2,071	1,968	1,975

Other Non-current Liabilities

(€ million)	2019	2018	2017
Non-current liabilities related to income taxes(a)	1,666	1,407	1,614
Other non-current liabilities(b)	302	323	342
Total	1,968	1,730	1,956

(a)
Non-current liabilities related to income taxes include uncertainties over income tax treatments amounting to €1,031 million as of December 31, 2019, versus €772 million as of December 31, 2018 and €906 million as of December 31, 2017.

(b)
As of December 31, 2019, the "Other non-current liabilities" line includes $315 million deposited by Sanofi in an escrow account, following the signature of a settlement agreement in the CVR litigation between Sanofi and the Trustee (see Note D.22.), the release of which is expected in March 2020.

Current Provisions and Other Current Liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2019	2018	2017	(a)
Taxes payable	613	733	1,180
Employee-related liabilities	1,978	1,989	1,922
Restructuring provisions (see Note D.19.2.)	790	940	572
Interest rate derivatives (see Note D.20.)	2	—	—
Currency derivatives (see Note D.20.)	87	90	58
Amounts payable for acquisitions of non-current assets	413	497	387
Other current liabilities(b)	6,078	5,112	5,093
Total	9,961	9,361	9,212

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
(b) As of December 31, 2019, this line includes a sum of $315 million following the signature of an agreement to settle the CVR litigation between Sanofi and the trustee (see Note D.22.).